Selected Income Statement Data (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Selected Income Statement Data [Line Items]
Selling	[1]	$ 16,208	$ 14,337	$ 13,906
General and administrative		7,379	7,080	8,456
Total selling, general and administrative expenses		23,587	21,417	22,362
Shipping and handling costs		1,014	879	652
Interest and commission expense		(461)	(6)	(181)
Interest income		88	77	90
Re-evaluation of contingent consideration		(101)	(258)	(858)
Re-evaluation expense on liabilities to the OCS		(437)	(370)	(504)
Other, net	[2]	(966)	(663)	(285)
Financial income (expenses), net		(1,877)	(1,220)	(1,738)
Foreign currency income (expense), transactions not denominated in U.S. Dollars		$ (786)	$ (546)	$ (188)

[1]	Including shipping and handling costs
[2]	Other, net includes foreign currency income (expense) resulting from transactions not denominated in U.S. Dollars amounting to $(786), $(546), and $(188) in 2015, 2014 and 2013, respectively.